Share Capital (Details) - 1	12 Months Ended
Dec. 31, 2023 USD ($) shares
Share Capital (Details) - 1 [Line Items]
Reverse splits description	In addition, the Company issued 2,271 (1,590,000 700 (one before the 1-100 and 1-7 reverse splits) pre-funded units (“Pre-Funded Units”) at $154.00 ($0.22 700 (one before the 1-100 and 1-7 reverse splits) per Pre-Funded Unit. 700 (one before the 1-100 and 1-7 reverse splits) Pre-Funded Units are comprised of 700 (one before the 1-100 and 1-7 reverse splits) -pre-funded warrant (a “Pre-Funded Warrant”) to purchase 700 (one before the 1-100 and 1-7 reverse splits) common share, and 700 (one before the 1-100 and 1-7 reverse splits) e warrant to purchase 700 (one before the 1-100 and 1-7 reverse splits) common share. The Pre-Funded Warrant allows the holder to acquire 700 (one before the 1-100 and 1-7 reverse splits) common shares of the Company at an exercise price of $7.00($0.01 before the 1-100 and 1-7 reverse splits) per common share, and 700 (one before the 1-100 and 1-7 reverse splits) warrants to purchase 700 (one before the 1-100 and 1-7 reverse splits) common shares at an exercise price of $98.00 ($0.14 before the 1-100 and 1-7 reverse splits per share. The warrants are exercisable immediately and have a term of 5 years.
Warrants issued | shares	96,800
Convertible note (in Dollars)	$ 597,966
Exceed percentage	15.00%
Grant discount percentage	25.00%
Maturity term	5 years
Placement Agent Warrants [Member]
Share Capital (Details) - 1 [Line Items]
Percentage of fee	7.00%
Payment of fee (in Dollars)	$ 279,027
Offering expense (in Dollars)	185,871
Net proceeds shares amount (in Dollars)	3,521,202
direct cost (in Dollars)	$ 433,353
Reverse splits description	In addition, the Company issued 2,484 (1,739,130 before the 1-100 and 1-7 reverse splits) common share warrants with an exercise price of $161.00 ( $0.23 before the 1-100 and 1-7 reverse splits) to the holders of previously issued convertible note to entice the holder to waive their right to block the October 12, 2022 equity offering (“waiver warrants”). The waiver warrants were fair valued using a Black-Scholes model using the following assumptions: initial stock price $98.00 ($0.14 before the 1-100 and 1-7 reverse splits, strike rate $161.00 ($0.23 before the 1-100 and 1-7 reverse splits,, dividend yield 0%, term 5 years, volatility 135.0% and risk-free rate 4.08%. The fair value of the waiver warrants of $206,485 was treated as a share issuance cost.
Option Warrants [Member]
Share Capital (Details) - 1 [Line Items]
Maturity term	10 years